Earnings per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020 GBP (£) £ / shares item shares	Dec. 31, 2019 GBP (£) £ / shares shares	Dec. 31, 2020 GBP (£) £ / shares item shares	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£) £ / shares shares
Earnings per share
Profit for the period | £	£ 63,828	£ 35,007	£ 33,558	£ (59,368)	£ 36,135
Basic earnings per share | £ / shares	£ 0.3917	£ 0.2127	£ 0.2060		£ 0.2196
Diluted earnings per share | £ / shares	£ 0.3907	£ 0.2125	£ 0.2054		£ 0.2194
Number of categories of dilutive potential ordinary shares | item	1		1
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	162,939	164,573	162,939		164,573
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	163,385	164,746	163,385		164,737
Class A ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	40,622	40,573	40,622		40,573
Adjustment for calculation of diluted earnings per share assumed conversion into Class A ordinary shares	446	173	446		164
Class B ordinary shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	124,000	124,000	124,000		124,000
Treasury shares
Earnings per share
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	1,683		1,683